Operating Leases - Schedule of Operating Leases Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease liabilities	$ (15.7)	$ (15.9)	$ (15.5)
Asset obtained in exchange for operating lease liability	0.0	2.1	0.2
Reduction of right-of use assets resulting from reductions to lease obligations	$ 0.0	$ 0.3	$ 0.1
Operating lease, weighted average remaining lease term (years(	5 years 7 months 6 days	6 years 4 months 24 days	7 years 3 months 18 days
Operating lease, weighted average discount rate (percent)	5.10%	5.10%	5.00%